Supplemental Guarantor Information - Parent Guarantee (Cash Flows) (Details) (USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Net cash provided by (used for) operating activities	$ 1,091,518	$ 885,428	$ 1,576,749
Net cash used for investing activities	(679,556)	(656,320)	(658,663)
Net cash (used for) provided by financing activities	(377,907)	(667,030)	(379,643)
Effect of exchange rates on cash	20,267	4,714	334
Intercompany activity	0	0	0
Net (decrease) in cash and cash equivalents	54,322	(433,208)	538,777
Cash and cash equivalents at beginning of period	585,443	1,018,651	479,874
Cash and cash equivalents at end of period	639,765	585,443	1,018,651
Parent Guarantee [Member] | Sysco [Member]
Net cash provided by (used for) operating activities	(491,211)	(649,277)	(493,984)
Net cash used for investing activities	(203,090)	(225,565)	(82,684)
Net cash (used for) provided by financing activities	(555,282)	(664,236)	(380,564)
Effect of exchange rates on cash	0	0	0
Intercompany activity	1,181,573	1,013,405	1,369,782
Net (decrease) in cash and cash equivalents	(68,010)	(525,673)	412,550
Cash and cash equivalents at beginning of period	373,523	899,196	486,646
Cash and cash equivalents at end of period	305,513	373,523	899,196
Parent Guarantee [Member] | Sysco International [Member]
Net cash provided by (used for) operating activities	54,049	31,739	38,340
Net cash used for investing activities	0	0	0
Net cash (used for) provided by financing activities	0	0
Effect of exchange rates on cash	0	0	0
Intercompany activity	(54,049)	(31,739)	(38,340)
Net (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Parent Guarantee [Member] | Other Non-Guarantor Subsidiaries [Member]
Net cash provided by (used for) operating activities	1,528,680	1,502,966	2,032,393
Net cash used for investing activities	(476,466)	(430,755)	(575,979)
Net cash (used for) provided by financing activities	177,375	(2,794)	921
Effect of exchange rates on cash	20,267	4,714	334
Intercompany activity	(1,127,524)	(981,666)	(1,331,442)
Net (decrease) in cash and cash equivalents	122,332	92,465	126,227
Cash and cash equivalents at beginning of period	211,920	119,455	(6,772)
Cash and cash equivalents at end of period	$ 334,252	$ 211,920	$ 119,455